Selected Statement of Operations Data (Details) - Schedule of earnings per ordinary share (''EPS'') - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of earnings per ordinary share (''EPS'') [Abstract]
Weighted average number of shares issued and outstanding - used in computation of basic EPS	19,907	19,746	19,344
Add - incremental shares from assumed exercise of options	231	216	217
Weighted average number of shares used in computation of diluted EPS	20,138	19,962	19,561